Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.54%	11.80%	11.91%
Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.60%	9.24%	9.05%
Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	8.79%	8.83%